UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21637

Name of Fund: BlackRock Diversified Income Strategies Fund, Inc. (DVF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Diversified Income Strategies Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 11/30/2011

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2011 (Unaudited)	BlackRock Diversified Income Strategies Fund, Inc. (DVF)
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
ARES CLO Funds, Series 2005- 10A, Class B, 0.74%, 9/18/17 (a)(b)	USD	250	$223,020
Canaras Summit CLO Ltd., Series 2007-1A, Class B, 0.83%, 6/19/21 (a)(b)		365	289,646
Chatham Light CLO Ltd., Series 2005-2A, Class A2, 0.83%, 8/03/19 (a)(b)		850	727,175
Flagship CLO, Series 2006-1A, Class B, 0.70%, 9/20/19 (a)(b)		1,000	752,500
Fraser Sullivan CLO Ltd., Series 2006-2A, Class B, 0.75%, 12/20/20 (a)(b)		500	407,500
Gannett Peak CLO Ltd., Series 2006-1X, Class A2, 0.78%, 10/27/20 (b)		280	207,200
Landmark CDO Ltd., Series 2006- 8A, Class B, 0.77%, 10/19/20 (a)(b)		525	407,867
MAPS CLO Fund LLC, Series 2005- 1A, Class C, 1.30%, 12/21/17 (a)(b)		275	240,625
Portola CLO Ltd., Series 2007-1X, Class B1, 1.91%, 11/15/21 (b)		370	306,841
T2 Income Fund CLO Ltd., Series 2007-1A, Class B, 1.00%, 7/15/19 (a)(b)		320	285,827
Total Asset-Backed Securities – 3.0%			3,848,201

Common Stocks (c)	Shares
Auto Components — 0.8%
Delphi Debtor-in-Possession Holding Co. LLP:
Class B Membership Interests		14	284,986
Class B Membership Interests		33	647,918
			932,904
Capital Markets — 0.1%
E*Trade Financial Corp.		14,300	131,274
Diversified Financial Services — 1.2%
Kcad Holdings I Ltd.		144,281,995	1,628,944
Electrical Equipment — 0.0%
Medis Technologies Ltd.		176,126	1,057
Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc.		688	1,720
Metals & Mining — 0.1%
Euramax International		468	128,562

Common Stocks (c)	Shares		Value
Paper & Forest Products — 0.2%
Ainsworth Lumber Co. Ltd.		275,167	$275,180
Software — 0.1%
Bankruptcy Management Solutions, Inc.		536	3
HMH Holdings/EduMedia		45,526	68,289
			68,292
Total Common Stocks – 2.5%			3,167,933

Corporate Bonds	Par (000)
Airlines — 0.4%
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 4/15/23	USD	133	127,680
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16		70	73,749
United Air Lines, Inc., 12.75%, 7/15/12		295	306,409
			507,838
Auto Components — 0.9%
Icahn Enterprises LP, 7.75%, 1/15/16		1,065	1,098,281
Capital Markets — 0.1%
E*Trade Financial Corp., 4.54%, 8/31/19 (a)(d)(e)		83	73,662
KKR Group Finance Co., 6.38%, 9/29/20 (a)		80	82,188
			155,850
Chemicals — 0.6%
CF Industries, Inc., 6.88%, 5/01/18		445	511,194
Lyondell Chemical Co., 11.00%, 5/01/18		137	147,889
LyondellBasell Industries NV, 6.00%, 11/15/21 (a)		40	40,800
			699,883
Commercial Banks — 1.0%
CIT Group, Inc.:
7.00%, 5/01/15		170	170,000
7.00%, 5/01/16		50	49,475
7.00%, 5/02/16 (a)		70	69,125
7.00%, 5/01/17		888	879,120
7.00%, 5/02/17 (a)		140	137,900
Glitnir Banki HF, 6.38%, 9/25/12 (a)(c)(f)		365	—
			1,305,620

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

EUR	Euro
FKA	Formerly Known As
GBP	British Pound
USD	US Dollar

BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2011	1

Schedule of Investments (continued)	BlackRock Diversified Income Strategies Fund, Inc. (DVF)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Commercial Services & Supplies — 0.4%
ARAMARK Corp., 3.93%, 2/01/15 (b)	USD	65	$61,263
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (a)		456	455,616
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (a)		34	30,260
			547,139
Consumer Finance — 0.3%
Inmarsat Finance Plc, 7.38%, 12/01/17 (a)		350	357,875
Containers & Packaging — 0.6%
Ball Corp., 5.75%, 5/15/21		245	249,900
Graphic Packaging International, Inc., 9.50%, 6/15/17		105	114,450
Smurfit Kappa Acquisitions (a):
7.25%, 11/15/17	EUR	160	219,292
7.75%, 11/15/19		135	183,213
			766,855
Diversified Financial Services — 1.9%
Ally Financial, Inc.:
7.50%, 12/31/13	USD	20	20,225
2.53%, 12/01/14 (b)		750	652,849
8.00%, 3/15/20		20	19,725
7.50%, 9/15/20		160	154,600
8.00%, 11/01/31		90	85,500
8.00%, 11/01/31		100	92,165
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		80	81,800
FCE Bank Plc, 4.75%, 1/19/15	EUR	175	225,742
Reynolds Group Issuer, Inc. (a):
8.75%, 10/15/16	USD	300	309,750
8.75%, 10/15/16	EUR	200	263,365
7.13%, 4/15/19	USD	260	254,150
7.88%, 8/15/19		100	100,500
6.88%, 2/15/21		195	186,225
			2,446,596
Diversified Telecommunication Services — 0.4%
ITC Deltacom, Inc., 10.50%, 4/01/16		180	185,625
Qwest Communications International, Inc., Series B, 7.50%, 2/15/14		347	349,169
			534,794
Health Care Providers & Services — 1.4%
HCA, Inc.:
6.50%, 2/15/20		565	562,175
7.25%, 9/15/20		235	241,463
7.50%, 2/15/22		575	566,375
Omnicare, Inc., 7.75%, 6/01/20		270	284,512
Tenet Healthcare Corp., 6.25%, 11/01/18 (a)		195	192,075
			1,846,600

Corporate Bonds	Par (000)		Value
Health Care Technology — 0.6%
IMS Health, Inc., 12.50%, 3/01/18 (a)	USD	700	$780,500
Hotels, Restaurants & Leisure — 1.1%
Little Traverse Bay Bands of Odawa Indians, 9.00%, 8/31/20 (a)		192	159,360
MGM Resorts International:
10.38%, 5/15/14		390	436,800
11.13%, 11/15/17		390	436,312
Travelport LLC:
4.95%, 9/01/14 (b)		665	329,175
9.88%, 9/01/14		145	87,725
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (c)(e)		120	12
			1,449,384
Household Durables — 0.4%
Beazer Homes USA, Inc., 12.00%, 10/15/17		500	520,000
Independent Power Producers & Energy Traders — 2.9%
Calpine Corp., 7.25%, 10/15/17 (a)		1,850	1,887,000
Energy Future Holdings Corp., 10.00%, 1/15/20		400	410,000
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		1,325	1,364,750
			3,661,750
Industrial Conglomerates — 0.6%
Sequa Corp., 13.50%, 12/01/15 (a)		722	770,275
IT Services — 0.1%
First Data Corp., 7.38%, 6/15/19 (a)		195	183,300
Media — 2.6%
AMC Networks, Inc., 7.75%, 7/15/21 (a)		110	116,325
CCH II LLC, 13.50%, 11/30/16		500	576,250
CSC Holdings, Inc., 8.50%, 4/15/14		180	199,575
Checkout Holding Corp., 14.43%, 11/15/15 (a)(d)		325	160,875
Clear Channel Worldwide Holdings, Inc., Series B, 9.25%, 12/15/17		884	930,410
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (a)		300	312,750
Unitymedia Hessen GmbH & Co. KG (FKA UPC Germany GmbH), 8.13%, 12/01/17 (a)		1,000	1,032,500
			3,328,685
Metals & Mining — 0.0%
RathGibson, Inc., 11.25%, 2/15/14 (c)(f)		1,390	—

BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2011	2

Schedule of Investments (continued)	BlackRock Diversified Income Strategies Fund, Inc. (DVF)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Multiline Retail — 0.2%
Dollar General Corp., 11.88%, 7/15/17 (g)	USD	215	$237,575
Oil, Gas & Consumable Fuels — 0.8%
Alpha Natural Resources, Inc.:
6.00%, 6/01/19		105	100,275
6.25%, 6/01/21		105	100,275
Coffeyville Resources LLC, 9.00%, 4/01/15 (a)		135	143,775
Peabody Energy Corp., 6.00%, 11/15/18 (a)		650	649,188
			993,513
Paper & Forest Products — 0.6%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (a)(g)		288	181,752
Clearwater Paper Corp., 10.63%, 6/15/16		190	210,900
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (a)		165	165,825
Verso Paper Holdings LLC:
11.50%, 7/01/14		144	146,880
Series B, 4.18%, 8/01/14 (b)		170	107,100
			812,457
Pharmaceuticals — 0.4%
Valeant Pharmaceuticals International, 6.50%, 7/15/16 (a)		460	445,050
Wireless Telecommunication Services — 1.5%
Cricket Communications, Inc., 7.75%, 5/15/16		850	847,875
Digicel Group Ltd. (a):
9.13%, 1/15/15		279	274,815
8.25%, 9/01/17		255	251,175
iPCS, Inc., 2.55%, 5/01/13 (b)		200	182,000
Sprint Nextel Corp., 9.00%, 11/15/18 (a)		310	312,325
			1,868,190
Total Corporate Bonds – 19.8%			25,318,010

Floating Rate Loan Interests (b)
Aerospace & Defense — 1.5%
DynCorp International, Term Loan B, 6.25% - 6.75%, 7/07/16		363	354,646
SI Organization, Inc., New Term Loan B, 4.50%, 11/22/16		419	399,735
TransDigm, Inc., Term Loan (First Lien), 4.00%, 2/14/17		893	883,996
Wesco Aircraft Hardware Corp., Term Loan B, 4.25%, 4/07/17		343	342,589
			1,980,966

Floating Rate Loan Interests (b)	Par (000)		Value
Airlines — 0.9%
Delta Air Lines, Inc., Term Loan B, 5.50%, 4/20/17	USD	1,147	$1,091,489
Auto Components — 2.5%
Allison Transmission, Inc., Term Loan B, 2.75%, 8/07/14		1,767	1,702,488
Autoparts Holdings, Ltd., First Lien Term Loan, 6.50%, 7/28/17		700	699,349
Federal-Mogul Corp.:
Term Loan B, 2.19% - 2.20%, 12/29/14		314	289,633
Term Loan C, 2.19% - 2.20%, 12/28/15		160	147,772
UCI International, Inc., Term Loan, 5.50%, 7/26/17		347	347,160
			3,186,402
Biotechnology — 0.3%
Grifols SA, Term Loan B, 6.00%, 6/01/17		444	442,285
Building Products — 3.0%
Armstrong World Industries, Inc., Term Loan B, 4.00%, 3/09/18		572	564,973
CPG International I, Inc., Term Loan B, 6.00%, 2/18/17		844	788,789
Goodman Global Holdings, Inc., First Lien Term Loan, 5.75%, 10/28/16		2,094	2,087,485
Momentive Performance Materials (Blitz 06-103 GmbH), Extended Term Loan, 4.70%, 5/05/15	EUR	316	393,114
			3,834,361
Capital Markets — 1.9%
American Capital Ltd., Term Loan B, 7.50%, 12/31/13	USD	185	183,916
HarbourVest Partners, Term Loan (First Lien), 6.25%, 12/16/16		882	877,756
Nuveen Investments, Inc.:
Additional Term Loan, 3.37% - 3.42%, 5/13/17		85	83,194
Extended Term Loan, 3.37% - 3.42%, 11/13/14		438	413,159
Non-Extended Term Loan, 5.87% - 6.00%, 5/12/17		862	816,334
			2,374,359
Chemicals — 5.5%
American Rock Salt Holdings LLC, Term Loan B, 5.50%, 4/25/17		607	596,328
Arizona Chemical Co., LLC, Term Loan B, 4.75%, 11/21/16		42	42,008
Ashland, Inc., Term Loan B, 3.75%, 8/23/18		420	420,265
Chemtura Corp., Term Facility, 5.50%, 8/27/16		700	699,125
Gentek, Inc., Term Loan B, 5.00% - 5.75%, 10/06/15		703	693,715

BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2011	3

Schedule of Investments (continued)	BlackRock Diversified Income Strategies Fund, Inc. (DVF)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Chemicals (concluded)
MDI Holdings, LLC (FKA MacDermid, Inc.), Tranche C Term Loan, 3.38%, 4/11/14	EUR	219	$283,822
Nexeo Solutions LLC, Term Loan B, 5.00%, 9/08/17	USD	597	573,120
Polyone Corp., Term Loan, 1.00%, 11/01/17		195	194,756
PQ Corp. (FKA Niagara Acquisition, Inc.), Original Term Loan (First Lien), 3.51% - 3.68%, 7/30/14		697	653,017
Styron Sarl, LLC, Term Loan B, 6.00%, 8/02/17		657	565,486
Tronox Worldwide LLC, Exit Term Loan, 7.00%, 10/15/15		1,320	1,317,966
Univar, Inc., Term Loan B, 5.00%, 6/30/17		990	954,492
			6,994,100
Commercial Services & Supplies — 3.5%
Adesa, Inc. (KAR Auction Services, Inc.), Term Loan B, 5.00%, 5/19/17		1,247	1,229,485
Altegrity, Inc., Tranche D Term Loan, 7.75%, 2/20/15		790	786,129
ARAMARK Corp.:
Extended Letter of Credit, 3.49%, 7/26/16		10	9,467
Extended Term Loan B, 3.62%, 7/26/16		148	143,946
Synthetic Letter of Credit, 2.11%, 1/27/14		7	6,761
Term Loan, 2.24%, 1/27/14		86	83,922
AWAS Finance Luxembourg Sarl., Term Loan B, 5.25%, 6/10/16		294	290,990
Delos Aircraft, Inc., Term Loan B2, 7.00%, 3/17/16		925	925,925
Synagro Technologies, Inc., Term Loan B, 2.25% - 2.26%, 4/02/14		637	537,719
Volume Services America, Inc., Term Loan B, 10.50% - 10.75%, 9/16/16		495	486,956
			4,501,300
Communications Equipment — 0.9%
Avaya, Inc., Term Loan B, 3.26%, 10/24/14		484	449,334
CommScope, Inc., Term Loan B, 5.00%, 1/14/18		770	766,462
			1,215,796
Construction & Engineering — 1.0%
BakerCorp., Inc., Term Loan B, 5.00%, 6/01/18		434	428,923
Safway Services, LLC, First Out Tranche Loan, 9.00%, 12/16/17		800	800,000
			1,228,923

Floating Rate Loan Interests (b)	Par (000)		Value
Consumer Finance — 1.7%
Springleaf Financial Funding Co. (FKA AGFS Funding Co.), Term Loan, 5.50%, 5/10/17	USD	2,570	$2,227,882
Containers & Packaging — 0.6%
Sealed Air Corp., Term Loan B, 4.75%, 10/03/18		765	771,213
Diversified Consumer Services — 3.3%
Coinmach Corp., Term Loan B, 3.25% - 3.32%, 11/20/14		1,339	1,190,462
Laureate Education Inc., Extended Term Loan, 5.25%, 8/15/18		2,108	1,964,059
ServiceMaster Co.:
Closing Date Term Loan, 2.75% - 2.83%, 7/24/14		1,034	978,695
Delayed Draw Term Loan, 2.76%, 7/24/14		103	97,464
			4,230,680
Diversified Financial Services — 1.5%
Reynolds Group Holdings, Inc.:
Term Loan C, 5.25% - 6.50%, 8/09/18		1,400	1,374,800
Term Loan E, 6.50%, 2/09/18		572	561,873
			1,936,673
Diversified Telecommunication Services — 4.9%
Hawaiian Telcom Communications, Inc., Exit Term Loan, 9.00%, 11/01/15		1,366	1,373,197
Integra Telecom Holdings, Inc., Term Loan B, 9.25%, 4/15/15		815	712,037
Level 3 Financing, Inc.:
Term Loan B2, 5.75%, 9/03/18		1,700	1,644,750
Term Loan B3, 5.75%, 8/31/18		750	725,625
Tranche A Term Loan, 2.65%, 3/13/14		1,175	1,103,031
US Telepacific Corp., New Term Loan B, 5.75%, 2/23/17		747	705,385
			6,264,025
Electronic Equipment, Instruments & Components — 1.6%
Aeroflex, Inc., Term Loan B, 4.25%, 5/09/18		445	420,602
CDW LLC, Term Loan, 3.75%, 10/10/14		663	636,853
Flextronics International Ltd., Delayed Draw:
Term Loan A-2, 2.50%, 10/01/14		24	23,318
Term Loan A-3, 2.51%, 10/01/14		21	19,987
Sensata Technologies Finance Company, LLC, Term Loan, 4.00%, 5/11/18		998	983,365
			2,084,125

BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2011	4

Schedule of Investments (continued)	BlackRock Diversified Income Strategies Fund, Inc. (DVF)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Energy Equipment & Services — 2.7%
CCS Corp., Term Loan B, 3.37%, 11/14/14	USD	798	$728,319
Dynegy Holdings, Inc.:
Coal Co. Term Loan, 9.25%, 8/04/16		486	484,797
Gas Co. Term Loan, 9.25%, 8/04/16		614	618,769
MEG Energy Corp., Term Loan B, 4.00%, 3/16/18		1,600	1,582,288
			3,414,173
Food & Staples Retailing — 1.7%
AB Acquisitions UK Topco 2 Ltd. (FKA Alliance Boots), Facility B1, 3.63%, 7/09/15	GBP	750	1,046,712
B&G Foods, Inc., Term Loan B, 1.00%, 11/18/18	USD	185	185,078
Bolthouse Farms, Inc., New First Lien Term Loan, 5.50% - 5.75%, 2/11/16		253	251,802
US Foodservice, Inc., Term Loan B, 2.75% - 2.76%, 7/03/14		751	682,298
			2,165,890
Food Products — 3.5%
Advance Pierre Foods, Term Loan:
7.00%, 9/30/16	USD	921	915,106
11.25%, 9/29/17		500	497,290
Del Monte Corp., Term Loan B, 4.50%, 3/08/18		1,679	1,586,431
Michaels Foods Group, Inc. (FKA M-Foods Holdings, Inc.), Term Loan B, 4.25%, 2/23/18		111	109,187
Pinnacle Foods Finance LLC:
Tranche B Term Loan, 2.75% - 2.87%, 4/02/14		45	44,029
Tranche D Term Loan, 6.00%, 4/02/14		581	581,190
Solvest, Ltd. (Dole):
Tranche B-1 Term Loan, 5.05%, 7/06/18		267	265,117
Tranche C-1 Term Loan, 5.00% - 6.00%, 7/06/18		496	492,360
			4,490,710
Health Care Equipment & Supplies — 1.7%
Biomet, Inc., Term Loan B, 3.26% - 3.36%, 3/25/15		194	187,361
DJO Finance LLC, Term Loan B, 3.26%, 5/20/14		490	471,231
Iasis Healthcare LLC, Term Loan, 5.00%, 5/03/18		730	701,776
Immucor, Inc., Term Loan B, 7.25%, 8/17/18		875	878,063
			2,238,431

Floating Rate Loan Interests (b)	Par (000)		Value
Health Care Providers & Services — 5.6%
CHS/Community Health Systems, Inc.:
Delayed Draw Term Loan, 2.51%, 7/25/14	USD	33	$31,633
Non-Extended Term Loan, 2.51% - 2.77%, 7/25/14		636	613,615
ConvaTec, Inc., Term Loan, 5.75%, 12/22/16		596	582,994
DaVita, Inc., Tranche B Term Loan, 4.50%, 10/20/16		794	790,030
Emergency Medical Services, Term Loan, 5.25% - 6.00%, 5/25/18		950	920,422
Harden Healthcare, Inc.:
Tranche A Additional Term Loan, 7.75%, 3/02/15		536	525,640
Tranche A Term Loan, 8.50%, 3/02/15		337	329,607
HCA, Inc.:
Tranche B-1 Term Loan, 3.62%, 5/01/18		104	97,880
Tranche B-2 Term Loan, 3.62%, 3/31/17		57	53,793
Health Management Associates, Term Loan B, 1.00%, 11/16/18		670	666,931
inVentiv Health, Inc. (FKA Ventive Health, Inc.):
Incremental Term Loan B3, 6.75%, 5/15/18		499	487,528
Term Loan B, 6.50%, 8/04/16		808	789,252
Medpace, Inc., Term Loan, 6.50% - 7.25%, 6/16/17		599	571,568
Renal Advantage Holdings, Inc., Tranche B Term Loan, 5.75%, 12/16/16		596	594,011
Vanguard Health Holding Co. II, LLC (Vanguard Health Systems, Inc.), Term Loan B, 5.00%, 1/29/16		65	63,944
			7,118,848
Health Care Technology — 1.4%
IMS Health, Inc., Tranche B Dollar Term Loan, 4.50%, 8/25/17		585	583,072
Kinetic Concepts, Inc., Term Loan B, 7.00%, 5/04/18		765	768,588
MedAssets, Inc., Term Loan B, 5.25%, 11/16/16		396	391,214
			1,742,874
Hotels, Restaurants & Leisure — 5.2%
Ameristar Casinos, Inc., Term Loan B, 4.00%, 4/13/18		597	592,992
Boyd Gaming Corp., Incremental Term Loan, 6.00%, 12/17/15		425	419,335

BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2011	5

Schedule of Investments (continued)	BlackRock Diversified Income Strategies Fund, Inc. (DVF)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
Caesars Entertainment Operating Co., Inc.:
Incremental Term Loan B4, 9.50%, 10/31/16	USD	638	$628,860
Term Loan B2, 3.26% - 3.42%, 1/28/15		103	88,226
Term Loan B3, 3.25% - 3.36%, 1/28/15		2,563	2,186,217
Dunkin’ Brands, Inc., Term Loan B, 4.00%, 11/23/17		927	911,735
Golden Living, Term Loan, 5.00%, 5/04/18		303	261,583
Seaworld Parks & Entertainment, Inc. (FKA SW Acquisitions Co., Inc.), Term Loan B, 4.00%, 8/17/17		659	654,175
Six Flags Theme Parks, Inc., Tranche B Term Loan, (First Lien), 5.25% - 6.00%, 6/30/16		610	606,698
Twin River Worldwide Holdings, Inc., Term Loan, 7.75%, 11/05/15		371	366,651
			6,716,472
Independent Power Producers & Energy Traders — 2.1%
AES Corp., Term Loan B, 4.25%, 6/01/18		995	983,806
Texas Competitive Electric Holdings Co., LLC (TXU), Extended Term Loan, 4.75%, 10/10/17		2,704	1,760,651
			2,744,457
Industrial Conglomerates — 1.4%
Sequa Corp.:
Incremental Term Loan, 7.00%, 12/03/14		320	319,200
Term Loan, 3.63% - 3.70%, 12/03/14		1,597	1,538,331
			1,857,531
Insurance — 0.7%
CNO Financial Group, Inc., Term Loan B, 6.25%, 9/30/16		862	857,526
Internet Software & Services — 0.4%
Web.com Group, Inc., Term Loan B, 7.00%, 10/27/17		580	511,850
IT Services — 5.0%
Ceridian Corp., Term Loan, 3.26% - 3.38%, 11/10/14		697	618,399
First Data Corp.:
Extended Term Loan B, 4.26%, 3/23/18		3,174	2,650,125
Initial Tranche B-1 Term Loan, 3.01%, 9/24/14		307	272,156
Initial Tranche B-3 Term Loan, 3.01%, 9/24/14		80	70,405

Floating Rate Loan Interests (b)	Par (000)		Value
IT Services (concluded)
infoGROUP, Inc., Term Loan, 5.75%, 5/22/18	USD	345	$330,141
iPayment, Inc., Term Loan B, 5.75%, 5/08/17		553	540,788
NeuStar, Inc., Term Loan B, 5.00%, 11/08/18		435	434,630
TransUnion LLC, Term Loan, 4.75%, 2/12/18		1,461	1,453,541
			6,370,185
Leisure Equipment & Products — 0.4%
EB Sports Corp., Loan, 11.50%, 12/31/15		531	515,436
Machinery — 1.8%
Navistar Financial Corp., Term Loan B, 4.56%, 12/16/12		396	393,980
Terex Corp.:
Term Loan, 6.03%, 4/28/17	EUR	65	85,594
Term Loan B, 5.50%, 4/28/17	USD	500	498,750
Tomkins Plc, Term Loan B, 4.25%, 9/21/16		1,352	1,340,648
			2,318,972
Media — 17.3%
Acosta, Inc., Term Loan, 4.75% - 5.50%, 3/01/18		656	634,585
Affinion Group, Inc., Tranche B Term Loan, 5.00%, 10/10/16		763	695,385
AMC Networks, Inc., Term Loan B, 4.00%, 12/31/18		798	791,353
Atlantic Broadband Finance LLC, Term Loan B, 4.00%, 3/08/16		457	442,794
Bresnan Telecommunications Co., LLC, Term Loan B, 4.50% - 5.25%, 12/14/17		1,365	1,330,570
Capsugel Healthcare Ltd., Term Loan, 5.25%, 8/01/18		700	699,342
Catalina Marketing Corp., Term Loan B, 3.01%, 10/01/14		115	108,835
Cengage Learning Acquisitions, Inc. (FKA Thomson Learning):
Term Loan, 2.51%, 7/03/14		160	135,289
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		479	441,129
Charter Communications Operating, LLC:
Term Loan B, 7.25%, 3/06/14		14	14,334
Term Loan C, 3.62%, 9/06/16		1,024	1,004,314
Clarke American Corp., Term Facility B, 2.76% - 2.87%, 6/30/14		197	166,052
Clear Channel Communications, Inc., Term Loan B, 3.91%, 1/28/16		1,115	829,627
Cumulus Media, Inc., Term Loan, 5.75%, 9/17/18		550	535,106

BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2011	6

Schedule of Investments (continued)	BlackRock Diversified Income Strategies Fund, Inc. (DVF)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Media (concluded)
Gray Television, Inc., Term Loan B, 3.75%, 12/31/14	USD	682	$665,729
HMH Publishing Co., Ltd., Term Loan, 6.44%, 6/12/14		721	495,785
Hubbard Broadcasting, Term Loan B (Second Lien), 5.25%, 4/28/17		499	490,022
Intelsat Jackson Holdings SA (FKA Intelsat Jackson Holdings, Ltd.), Tranche B Term Loan, 5.25%, 4/02/18		2,985	2,945,210
Interactive Data Corp., Term Loan B, 4.50%, 2/12/18		1,418	1,389,518
Knology, Inc., Term Loan B, 4.00%, 8/18/17		321	312,840
Lavena Holding 3 GmbH (Prosiebensat.1 Media AG), Facility B1, 4.20%, 3/06/15	EUR	304	312,648
Mediacom Illinois, LLC (FKA Mediacom Communications, LLC), Tranche D Term Loan, 5.50%, 3/31/17	USD	712	699,703
Newsday LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		2,000	2,057,500
Nielsen Finance LLC, Class B Dollar Term Loan, 4.00%, 5/02/16		676	658,381
Sinclair Television Group, Inc., Tranche B Term Loan, 4.00%, 10/28/16		506	503,584
Sunshine Acquisition Ltd. (FKA HIT Entertainment), Term Facility, 5.54%, 6/01/12		913	900,053
Univision Communications, Inc., Extended First Lien Term Loan, 4.51%, 3/31/17		864	773,524
UPC Broadband Holding B.V.:
Term Loan AB, 5.37%, 12/29/17		430	419,788
Term Loan U, 5.21%, 12/29/17	EUR	408	513,517
WC Luxco Sarl, Term Loan B3, 4.25%, 3/15/18	USD	219	215,343
Weather Channel, Term Loan B, 4.25%, 2/13/17		1,029	1,023,628
			22,205,488
Metals & Mining — 2.7%
Novelis, Inc., Term Loan, 3.75%, 3/10/17		1,424	1,398,397
SunCoke Energy, Inc., Term Loan B, 4.00% - 5.25%, 7/26/18		449	441,019
Walter Energy, Inc., Term Loan B, 4.00%, 4/02/18		1,631	1,599,666
			3,439,082

Floating Rate Loan Interests (b)	Par (000)		Value
Multi-Utilities — 0.2%
FirstLight Power Resources, Inc. (FKA NE Energy, Inc.), Term B Advance (First Lien), 2.81%, 11/01/13	USD	200	$192,231
Multiline Retail — 1.5%
Dollar General Corp., Tranche B-2 Term Loan, 3.00% - 3.01%, 7/07/14		270	268,950
Hema Holding BV, Second Lien Term Loan, 6.36%, 1/05/17	EUR	1,400	1,536,303
The Neiman Marcus Group, Inc., Term Loan, 4.75%, 5/16/18	USD	185	177,779
			1,983,032
Oil, Gas & Consumable Fuels — 2.0%
EquiPower Resources Holdings, LLC, Term Loan B, 5.75%, 1/26/18		771	763,215
Gibson Energy, Term Loan B, 5.75%, 6/15/18		848	844,696
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		1,004	998,497
			2,606,408
Paper & Forest Products — 0.2%
NewPage Corp., DIP Term Loan, 8.00%, 3/07/13		200	200,750
Pharmaceuticals — 3.0%
Aptalis Pharma, Inc. (FKA Axcan Pharma, Inc.), Term Loan B, 0.75% - 5.50%, 2/10/17		1,042	991,321
Endo Pharmaceuticals Holdings, Inc., Term Loan B, 4.00%, 6/18/18		414	413,483
Pharmaceutical Products Development:
Bridge Term Loan, 1.00%, 11/02/12		265	—
Term Loan B, 1.00%, 11/19/18		875	862,654
Quintiles Transnational Corp., Term Loan B, 5.00%, 6/08/18		688	667,627
RPI Finance Trust, Term Loan Tranche 2, 1.00%, 5/09/18		499	495,219
Warner Chilcott Corp.:
Term Loan B-1, 4.25%, 3/15/18		318	313,226
Term Loan B-2, 4.25%, 3/15/18		159	156,613
			3,900,143
Professional Services — 1.4%
Booz Allen Hamilton, Inc., Tranche B Term Loan, 4.00%, 8/03/17		132	131,555
Emdeon Business Services LLC, Term Loan B, 6.75%, 11/02/18		925	927,636

BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2011	7

Schedule of Investments (continued)	BlackRock Diversified Income Strategies Fund, Inc. (DVF)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)			Value
Professional Services (concluded)
Fifth Third Processing Solutions LLC, Term Loan B (First Lien), 4.50%, 11/03/16	USD	695		$690,708
				1,749,899
Real Estate Investment Trusts (REITs) — 0.7%
Istar Financial, Inc., Term Loan A-1, 5.00%, 6/28/13		959		946,322
Real Estate Management & Development — 1.7%
Realogy Corp.:
Delayed Draw Term Loan, 3.44%, 10/10/13		789		729,773
Extended Synthetic Letter of Credit Loan C, 4.44%, 10/10/16		50		44,541
Extended Term Loan B, 4.69%, 10/10/16		1,323		1,170,629
Letter of Credit, 3.20%, 10/10/13		27		24,847
Term Loan, 3.44%, 10/10/13		252		233,483
				2,203,273
Road & Rail — 0.7%
Avis Budget Car Rental LLC, Incremental Term Loan, 6.25%, 9/21/18		515		515,968
The Hertz Corp., Term Loan B, 3.75%, 3/09/18		398		393,149
				909,117
Semiconductors & Semiconductor Equipment — 0.9%
Freescale Semiconductor, Inc., Extended Term Loan B, 4.52%, 12/01/16		365		344,472
Microsemi Corp., Term Loan B, 5.75%, 2/02/18		340		339,364
NXP B.V., Incremental Term Loan, 1.00%, 12/12/17		445		426,924
				1,110,760
Software — 0.8%
Blackboard, Inc., Term Loan B, 7.50%, 10/04/18		245		232,547
Rovi Corp., Tranche B Term Loan, 4.00%, 2/07/18		498		493,460
Vertafore, Inc., Term Loan B, 5.25%, 7/29/16		332		324,841
				1,050,848
Specialty Retail — 4.6%
Academy Ltd., Term Loan, 6.00%, 8/03/18		900		883,503
Burlington Coat Factory Warehouse Corp., Term Loan B, 6.25%, 2/23/17		420		407,857
General Nutrition Centers, Inc., Term Loan B, 4.25%, 3/02/18		895		874,120
J. Crew Group, Inc., Term Loan B, 4.75%, 3/07/18		398		365,662

Floating Rate Loan Interests (b)	Par (000)			Value
Specialty Retail (concluded)
Jo-Ann Stores, Inc., Term Loan B, 4.75%, 3/16/18	USD	283		$267,707
Michaels Stores, Inc.:
Term Loan B-1, 2.63% - 2.69%, 10/31/13		223		216,179
Term Loan B-2, 4.88% - 4.94%, 7/31/16		791		768,850
Petco Animal Supplies, Inc., Term Loan B, 4.50%, 11/24/17		1,139		1,104,345
Toys ‘R’ Us Delaware, Inc.:
Initial Loan, 6.00%, 9/01/16		815		803,548
Term Loan B, 5.25%, 5/25/18		199		194,936
				5,886,707
Wireless Telecommunication Services — 1.5%
MetroPCS Wireless, Inc.:
Term Loan B, 4.00% - 4.06%, 3/16/18		148		143,630
Tranche B-2 Term Loan, 4.07% - 4.13%, 11/04/16		502		490,350
Vodafone Americas Finance 2, Inc.:
Initial Loan, 6.88%, 8/11/15		1,070		1,067,650
PIK Term Loan B, 1.00%, 7/11/16		200		198,500
				1,900,130
Total Floating Rate Loan Interests – 107.4%				137,712,124

Other Interests (h)	Beneficial Interest (000)
Auto Components — 0.0%
Intermet Liquidating Trust Class A (c)		256		—
Chemicals — 0.0%
Wellman Holdings, Inc., Litigation Trust Certificate		3,000		30
Diversified Financial Services — 0.5%
DVF JGW SPV, LLC (JG Wentworth LLC Preferred Equity Interests) (c)(i)		—	(j)	661,240
Hotels, Restaurants & Leisure — 0.0%
Buffets, Inc. (c)		360		4
Household Durables — 0.8%
DVF (S-Martin) SPV, LLC (Stanley Martin, Class B Membership Units) (c)(i)		1		1,034,141
Total Other Interests – 1.3%				1,695,415

BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2011	8

Schedule of Investments (continued)	BlackRock Diversified Income Strategies Fund, Inc. (DVF)
(Percentages shown are based on Net Assets)

Preferred Securities

Preferred Stocks	Shares	Value
Diversified Financial Services — 0.0%
Ally Financial, Inc. (a)	50	$35,028

Trust Preferred
Diversified Financial Services — 0.1%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (b)(e)	3,160	60,040
Total Preferred Securities – 0.1%		95,068

Warrants (k)
Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (Expires 4/29/14)	304	3
Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)	357	4
HMH Holdings/EduMedia (Expires 3/09/17)	4,970	—
		4
Total Warrants – 0.0%		7
Total Long-Term Investments (Cost – $183,947,093) – 134.1%		171,836,758

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.13% (l)(m)	687,493	687,493
Total Short-Term Securities (Cost – $687,493) – 0.5%		687,493

Options Purchased	Contracts
Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC, Strike Price USD 942.86, Expires 12/21/19, Broker Goldman Sachs Bank USA	13	—
Total Options Purchased (Cost – $12,711) – 0.0%		—

Value
Total Investments (Cost — $184,647,297*) - 134.6%	$172,524,251
Liabilities in Excess of Other Assets – (34.6)%	(44,358,964)
Net Assets – 100.0%	$128,165,287

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$182,757,984
Gross unrealized appreciation	$2,210,629
Gross unrealized depreciation	(12,444,362)
Net unrealized depreciation	$(10,233,733)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	Convertible security.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(h)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(i)	Wholly owned subsidiary.

(j)	Amount is less than $500.

(k)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(l)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at November 30, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	687,493	687,493	$61

(m)	Represents the current yield as of report date.

BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2011	9

Schedule of Investments (continued)	BlackRock Diversified Income Strategies Fund, Inc. (DVF)

•	Foreign currency exchange contracts as of November 30, 2011 were as follows:

Currency Purchased			Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,002,372	GBP	642,500	Citibank NA	1/18/12	$(5,223)
EUR	561,000	USD	763,819	Deutsche Bank AG	1/25/12	(9,610)
USD	4,932,894	EUR	3,587,000	Citibank NA	1/25/12	110,529
Total						$95,696

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$1,206,360	$2,641,841	$3,848,201
Common Stocks	$134,051	403,745	2,630,137	3,167,933
Corporate Bonds	—	25,158,638	159,372	25,318,010
Floating Rate Loan Interests	—	129,152,606	8,559,518	137,712,124
Other Interests	—	—	1,695,415	1,695,415
Preferred Securities	60,040	35,028	—	95,068
Warrants	—	—	7	7
Short-Term Securites	687,493	—	—	687,493
Total	$881,584	$155,956,377	$15,686,290	$172,524,251

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$110,529	—	$110,529
Liabilities:
Foreign currency exchange contracts	—	(14,833)	—	(14,833)
Total	—	$95,696	—	$95,696

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2011	10

Schedule of Investments (concluded)	BlackRock Diversified Income Strategies Fund, Inc. (DVF)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets:
Balance, as of August 31, 2011	$2,753,115	$1,701,248	$1,621,040	$12,355,482	$2,550,707	$7	$20,981,599
Accrued discounts/premiums	10,693	1	638	7,966	—	—	19,298
Net realized gain (loss)	—	5,604	(2,483,821)	3,728	553,993	—	(1,920,496)
Net change in unrealized appreciation/depreciation[2]	(121,967)	638,940	2,522,975	9,743	(337,365)	—	2,712,326
Purchases	—	291,518	—	29,348	9,832	—	330,698
Sales	—	(7,174)	(1,501,460)	(545,735)	(1,081,752)	—	(3,136,121)
Transfers in3	—	—	—	3,038,993	—	—	3,038,993
Transfers out[3]	—	—	—	(6,340,007)	—	—	(6,340,007)
Balance, as of November 30, 2011	$2,641,841	$2,630,137	$159,372	$8,559,518	$1,695,415	$7	$15,686,290

[2]	The change in the unrealized appreciation/depreciation on the securities still held on November 30, 2011 was $729,433.

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2011	11

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Diversified Income Strategies Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Diversified Income Strategies Fund, Inc.

Date: January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Diversified Income Strategies Fund, Inc.

Date: January 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Diversified Income Strategies Fund, Inc.

Date: January 23, 2012